FINANCING RECEIVABLES (Details 9) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Accretable yield, Balance at Beginning of the period	$ 807	$ 869
Accretion	216	70
Other adjustment		(8)
Accretable yield, Balance at End of the period	$ 591	$ 807